Commitments - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
South Africa, Peru, Chile, Ghana, Australia and Canada
Disclosure of Information about Guarantees [Line Items]
Environmental obligation guarantees amount	$ 230.4	$ 233.6